CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	9 Months Ended	12 Months Ended					69 Months Ended
	Mar. 31, 2008	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2013
Balance, amount	$ 0	$ (49,231)	$ (85,262)	$ (49,987)	$ (21,695)	$ 16,417	$ 0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	4,500
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	8,000
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	12,500
Common stock subscribed for cash at $1.00 per share, value		425,000	200,000
Beneficial Conversion Feature of Convertible Debt		0	177,404				177,404
Common stock issued on conversion of notes payable, value		107,004
Common stock issued to employees and director, value		31,500
Common stock issued upon exercise of options, value		409,000
Common stock issued upon exercise of options, shares		1,750,000	0
Common stock issued as payment of accrued interest, value		29,500
Common stock issued upon conversion of convertible notes payable, value		420,000
Fair value of stock based compensation		801,643	979,880
Net Loss	(8,583)	(2,742,522)	(1,321,253)	(35,275)	(28,292)	(38,112)	(4,174,037)
Balance, amount	16,417	(568,106)	(49,231)	(85,262)	(49,987)	(21,695)	(568,106)
Common Stock [Member]
Balance, amount	0	51,650	51,450	51,450	51,450	51,450	0
Balance, shares	0	51,650,000	51,450,000	51,450,000	51,450,000	51,450,000	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	31,500
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, shares	31,500,000
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	11,200
December 18, 2007 Common stock subscribed for cash at $0.0001per share, shares	11,200,000
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	8,750
January 18, 2008 Common stock subscribed for cash at $0.0001per share, shares	8,750,000
Common stock subscribed for cash at $1.00 per share, value		425	200
Common stock subscribed for cash at $1.00 per share, shares		425,000	200,000
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		214
Common stock issued on conversion of notes payable, shares		214,008
Common stock issued to employees and director, value		700
Common stock issued to employees and director, shares		700,000
Common stock issued upon exercise of options, value		1,750
Common stock issued upon exercise of options, shares		1,750,000
Common stock issued as payment of accrued interest, value		42
Common stock issued as payment of accrued interest, shares		42,316
Common stock issued upon conversion of convertible notes payable, value		878
Common stock issued upon the conversion of convertible notes payable,share		877,778
Fair value of stock based compensation		0	0
Net Loss	0	0		0	0	0
Balance, amount	51,450	55,659	51,650	51,450	51,450	51,450	55,659
Balance, shares	51,450,000	55,659,102	51,650,000	51,450,000	51,450,000	51,450,000	55,659,102
Additional Paid-In Capital [Member]
Balance, amount	0	1,330,634	(26,450)	(26,450)	(26,450)	(26,450)	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	(27,000)
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	(3,200)
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	3,750
Common stock subscribed for cash at $1.00 per share, value		424,575	199,800
Beneficial Conversion Feature of Convertible Debt			177,404
Common stock issued on conversion of notes payable, value		106,790
Common stock issued to employees and director, value		188,300
Common stock issued upon exercise of options, value		407,250
Common stock issued as payment of accrued interest, value		29,458
Common stock issued upon conversion of convertible notes payable, value		419,122
Fair value of stock based compensation		801,643	979,880
Net Loss	0	0		0	0	0
Balance, amount	(26,450)	3,707,772	1,330,634	(26,450)	(26,450)	(26,450)	3,707,772
Deficit Accumulated During Exploration Stage [Member]
Balance, amount	0	(1,431,515)	(110,262)	(74,987)	(46,695)	(8,583)	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	0
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	0
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	0
Common stock subscribed for cash at $1.00 per share, value		0	0
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		0
Common stock issued to employees and director, value		0
Common stock issued upon exercise of options, value		0
Common stock issued as payment of accrued interest, value		0
Common stock issued upon conversion of convertible notes payable, value		0
Fair value of stock based compensation		0	0
Net Loss	(8,583)	(2,742,522)	(1,321,253)	(35,275)	(28,292)	(38,112)
Balance, amount	(8,583)	(4,174,037)	(1,431,515)	(110,262)	(74,987)	(46,695)	(4,174,037)
Unvested Issued Common Stock [Member]
Balance, amount	0	0	0	0	0	0	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share, value	0
December 18, 2007 Common stock subscribed for cash at $0.0001per share, value	0
January 18, 2008 Common stock subscribed for cash at $0.0001per share, value	0
Common stock subscribed for cash at $1.00 per share, value		0	0
Beneficial Conversion Feature of Convertible Debt			0
Common stock issued on conversion of notes payable, value		0
Common stock issued to employees and director, value		(157,500)
Common stock issued upon exercise of options, value		0
Common stock issued as payment of accrued interest, value		0
Common stock issued upon conversion of convertible notes payable, value		0
Fair value of stock based compensation		0	0
Net Loss	0	0	0	0	0	0
Balance, amount	$ 0	$ (157,500)	$ 0	$ 0	$ 0	$ 0	$ (157,500)